Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
The Company operates in the following four segments: (1) Racing Operations, which includes Churchill Downs Racetrack ("Churchill Downs"), Arlington International Race Course ("Arlington") and its ten OTBs, Calder Race Course ("Calder") and Fair Grounds Race Course ("Fairgrounds") and the pari-mutuel activity generated at its twelve OTBs; (2) Gaming, which includes video poker and gaming operations at Calder Casino, Fair Grounds Slots, Harlow’s, Riverwalk and Video Services, LLC (“VSI”); (3) Online Business, which includes TwinSpires, our Advance Deposit Wagering (“ADW”) business, Fair Grounds Account Wagering, Bloodstock Research Information Services, Velocity, a business focused on high wagering-volume international customers and Luckity, an ADW business that offers over 20 unique online games with outcomes based on and determined by pari-mutuel wagers on live horseraces, as well as the Company's equity investment in HRTV, LLC; and (4) Other Investments, which includes United Tote, MVG, Bluff and the Company's other minor investments. Eliminations include the elimination of intersegment transactions.
In order to evaluate the performance of these operating segments internally, the Company uses Adjusted EBITDA (defined as earnings before interest, taxes, depreciation, amortization, insurance recoveries net of losses, HRE Trust Fund proceeds, share based compensation expenses, pre-opening expenses, including those of its equity investments, the impairment of assets and other charges or recoveries) as a key performance measure of our results of operations. During the three months ended June 30, 2013, the Company implemented the Adjusted EBITDA metric because it believes the inclusion or exclusion of certain recurring and non-recurring items is necessary to provide a more accurate measure of its core operating results and enables management and investors to evaluate and compare from period to period our operating performance in a meaningful and consistent manner. Adjusted EBITDA should not be considered as an alternative to operating income as an indicator of performance, as an alternative to cash flows from operating activities as a measure of liquidity, or as an alternative to any other measure provided in accordance with GAAP. The Company's calculation of Adjusted EBITDA may be different from the calculation used by other companies and, therefore, comparability may be limited.
The Company began reporting comparative results using an Adjusted EBITDA segment presentation effective with the filing of its Quarterly Report on Form 10-Q for the period ended June 30, 2013. The 2012, 2011 and 2010 financial information has been retrospectively revised to reflect the change in the segment profitability reporting measure.
Certain financial statement accounts have been reclassified in prior years to conform to current year presentation. There was no impact from these reclassifications on total assets, total liabilities, total net revenues, operating income, Adjusted EBITDA or cash flows.
The accounting policies of the segments are the same as those described in the “Summary of Significant Accounting Policies” in Note 1. The table below presents information about reported segments for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Net revenues from external customers:
Churchill Downs	$124,255	$121,886	$119,144
Arlington	69,077	69,694	71,851
Calder	64,566	62,715	71,302
Fair Grounds	44,190	44,625	46,025
Total Racing Operations	302,088	298,920	308,322
Calder Casino	77,864	82,819	65,211
Fair Grounds Slots	42,881	41,553	40,432
VSI	35,433	35,052	33,971
Harlow’s Casino	56,604	53,205	2,659
Riverwalk Casino	10,330	—	—
Total Gaming	223,112	212,629	142,273
Online Business	183,279	165,416	121,407
Other Investments	22,872	19,563	13,202
Corporate	1,032	326	141
Net revenues from external customers	$732,383	$696,854	$585,345
Intercompany net revenues:
Churchill Downs	$5,592	$5,088	$3,850
Arlington	4,712	3,725	3,009
Calder	1,583	2,307	1,875
Fair Grounds	1,270	1,164	968
Total Racing Operations	13,157	12,284	9,702
Online Business	836	786	676
Other Investments	3,466	2,015	592
Eliminations	(17,459)	(15,085)	(10,970)
Net revenues	$—	$—	$—

	Year Ended December 31,
	2012	2011	2010
Reconciliation of Adjusted EBITDA to net earnings:
Racing Operations	$54,357	$47,236	$38,696
Gaming	64,231	58,590	29,528
Online Business	44,618	40,918	19,152
Other Investments	85	1,269	2,860
Total Segment Adjusted EBITDA	163,291	148,013	90,236
Corporate Adjusted EBITDA	(4,834)	(2,523)	(3,164)
Insurance recoveries, net of losses	7,006	972	—
HRE Trust Fund Proceeds	—	19,258	—
Share based compensation expense	(13,993)	(9,730)	(6,656)
Other Recoveries	—	2,720	—
Depreciation and amortization	(55,600)	(55,170)	(46,524)
Interest income (expense), net	(4,441)	(8,456)	(5,994)
Income tax provision	(33,152)	(34,289)	(8,341)
Earnings from continuing operations	58,277	60,795	19,557
Discontinued operations, net of income taxes	(1)	3,560	(3,204)
Net earnings and comprehensive income	$58,276	$64,355	$16,353

The table below presents information about equity in earnings (losses) of unconsolidated investments included in the Company's reported segments for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Online Business	$(1,413)	$(1,198)	$(866)
Other Investments	(288)	85	295
	$(1,701)	$(1,113)	$(571)
The tables below present total asset information about reported segments as of December 31, 2012 and 2011 and capital expenditures for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	As of December 31,
	2012	2011
Total assets:
Racing Operations	$659,175	$509,133
Gaming	225,872	242,174
Online Business	184,638	183,397
Other Investments	44,652	13,318
	$1,114,337	$948,022

	Year Ended December 31,
	2012	2011	2010
Capital expenditures, net:
Racing Operations	$14,027	$7,484	$35,295
Gaming	14,524	7,490	17,978
Online Business	4,427	2,774	5,995
Other Investments	8,320	4,919	2,684
	$41,298	$22,667	$61,952

During the year ended December 31, 2012, the Company incurred $3.7 million of capital expenditures for its corporate office relocation, which is included in Other Investments.